Equipment and Right-of-Use asset	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Equipment and Right-of-Use asset

5. Equipment and Right-of-Use asset

Equipment consists of the following:

	December 31,	December 31,
	2025	2024

Equipment	$2,538,375	$2,468,339
Less accumulated depreciation	(1,066,259)	(726,358)
Equipment, net	$1,472,116	$1,741,981

The total depreciation expense during the year ended December 31, 2025, was $339,901 (year ended December 31, 2024 - $212,645). During the year ended December 31, 2025, the Company paid a nonrefundable deposit of $1,430,107 to execute a lease-to-own contract with Caterpillar to upgrade the underground equipment fleet. The payment is recorded on the consolidated balance sheets as long-term deposit as the equipment will not be delivered to the Company until 2026.

Right-of-use asset consists of the following:

	December 31,	December 31,
	2025	2024

Right-of-use asset	$1,022,716	$984,562
Less accumulated depreciation	(427,515)	(226,437)
Right-of-use asset, net	$595,201	$758,125

The total depreciation expense during the year ended December 31, 2025, was $201,078 (year ended December 31, 2024 - $180,652). The weighted average remaining lease term is 6 months as of December 31, 2025 (7 months as of December 31, 2024). The weighted average discount rate of the lease contracts is 15%. The Company is a party primarily to lease contracts for mining related mobile equipment.